Inventory	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Inventory

Note 4 — Inventory

Inventory consisted of the following:

	March 31, 2022	December 31, 2021
Raw materials	$399,614	$452,583
Work in Progress	—	—
Finished goods	3,649,883	2,939,961
	4,049,497	3,392,544
Less: allowance for obsolescence	—	—
	$4,049,497	$3,392,544

Note 4 — Inventory

Inventory consisted of the following at December 31:

	2021	2020
Raw materials	$452,583	$54,797
Work in Progress	—	3,629
Finished goods	2,939,961	—
	3,392,544	58,426
Less: allowance for obsolescence	—	—
	$3,392,544	$58,426